INCOME TAXES - Reconcilation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the statutory income tax rate to effective tax rate
Statutory United Kingdom income tax rate	19.00%	19.00%
Permanent items	(1.90%)	(8.10%)
Change in valuation allowance	(9.40%)	(9.80%)
Loss on conversion of note and associated interest	(8.4)
Other	0.70%	(1.10%)